Share-based payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) share £ / shares	Dec. 31, 2023 GBP (£) share £ / shares	Dec. 31, 2022 shares
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings	£ 500
Savings period	3 years
Time period to use savings	6 months
Discounted market price of shares (in percent)	90.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | £ / shares	£ 0.47	£ 0.48
Weighted average remaining contractual life of outstanding share options	1 year 10 months 6 days	1 year 6 months 29 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.09	£ 0.09
Number of options, granted (in options) | share	200,820,157	287,984,574
Executive Option Plans
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | £ / shares	£ 0.53	£ 0.46
Weighted average remaining contractual life of outstanding share options	6 years 2 months 12 days	6 years 3 months 18 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.46	£ 0.41
Number of options, granted (in options) | share	768,170	15,198,717
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of options, granted (in options) | shares			8,301,708
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Performance period for vesting	3 years
Maximum number of shares to be awarded, percentage of annual salary	300.00%
Maximum number of shares to be awarded, exceptional circumstances, percentage of annual salary	400.00%
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0	£ 0.42
Number of options, granted (in options) | share	0	108,551,439
Lloyds Banking Group Long Term Share Plan | Performance 2021
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Share based payment arrangement, vesting rate	100.00%
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to matching shares scheme	£ 45
Contract term under share based payment arrangement	3 years
Number of other equity instruments granted in share-based payment arrangement (in shares) | share	38,464,042	43,945,238
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares	£ 0.53	£ 0.46
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | share	1,541,751	1,790,243
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share) | £ / shares	£ 0.55	£ 0.46
Vesting period	3 years
Percent of shares to be released each year (percent)	33.33%
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement	3 years
Maximum employer contribution to free shares scheme	£ 3,600